Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014 Property	Feb. 02, 2013
Commitments Disclosure [Line Items]
Number of property leases in UK	44
Number of additional properties sub-let	19
Capital Commitments related to expansion and renovation of stores	$ 42.3	$ 33.6